Note 25 - Share-based Payments - RSUs Activities (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Outstanding at period start	3,882,600
Granted during the period	516,000	4,221,600
Forfeited during the period	(154,468)	(339,000)
Exercised during the period
Expired during the period
Outstanding at period end	4,244,132	3,882,600